UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04193

RSI Retirement Trust

(Exact name of registrant as specified in charter)

150 East 42nd Street New York, NY	10017

(Address of principal executive offices)	(Zip code)

150 East 42nd Street New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-772-3615

Date of fiscal year end: September 30, 2006

Date of reporting period: June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

RSI Retirement Trust

Core Equity Fund

Statement of Investments

June 30, 2006

(Unaudited)

	Shares	Value
COMMON STOCKS (99.1%)
CONSUMER DISCRETIONARY (10.8%)
Amazon.com, Inc. *	1,455	$56,279
AutoNation, Inc. *	726	15,565
AutoZone, Inc. *	269	23,726
Bed Bath & Beyond, Inc. *	1,311	43,486
Best Buy Co., Inc. (a)	1,878	102,990
Big Lots, Inc. *	479	8,181
Black & Decker Corp. (The)	319	26,943
Brunswick Corp.	404	13,433
Carnival Corp.	2,051	85,609
CBS Corp., Class B (a)	3,576	96,731
Centex Corp.	578	29,073
Circuit City Stores, Inc. (a)	694	18,891
Clear Channel Communications, Inc. (a)	2,305	71,340
Coach, Inc. *	29,975	896,253
Comcast Corp., Class A *	9,713	318,004
Constellation Brands, Inc., Class A *	900	22,500
Cooper Tire & Rubber Co. (a)	392	4,367
Darden Restaurants, Inc.	597	23,522
Dillard’s, Inc., Class A (a)	258	8,217
Dollar General Corp. (a)	1,527	21,347
Dow Jones & Co., Inc. (a)	244	8,542
E.W. Scripps Co. (The), Class A	403	17,385
Eastman Kodak Co.	1,313	31,223
Family Dollar Stores, Inc.	748	18,274
Federated Department Stores, Inc.	28,324	1,036,658
Ford Motor Co. (a)	8,830	61,192
Fortune Brands, Inc.	670	47,577
Gannett Co., Inc.	1,101	61,579
Gap, Inc. (The) (a)	2,568	44,683
General Motors Corp.	2,643	78,735
Genuine Parts Co.	861	35,869
Goodyear Tire & Rubber Co. * (a)	870	9,657
Harley-Davidson, Inc.	1,221	67,021
Harman International Industries, Inc.	308	26,294
Harrah’s Entertainment, Inc.	874	62,211
Hasbro, Inc.	860	15,575
Hilton Hotels Corp.	1,521	43,014
Home Depot, Inc. (The)	9,574	342,653
International Game Technology	1,604	60,856
Interpublic Group of Cos., Inc. * (a)	2,013	16,809
J.C. Penney Co., Inc.	19,613	1,324,073
Johnson Controls, Inc.	896	73,669
Jones Apparel Group, Inc.	545	17,326
KB Home (a)	328	15,039
Kimco Realty Corp.	937	34,191
Kohl’s Corp. *	1,566	92,582
Leggett & Platt, Inc.	884	22,082
Limited Brands, Inc.	1,612	41,251
Liz Claiborne, Inc.	527	19,531
Lowe’s Cos., Inc.	3,610	219,019

Marriott International, Inc., Class A	35,910	1,368,888
Mattel, Inc.	1,766	29,157
McClatchy Co. (The), Class A	1	34
McDonald’s Corp.	5,794	194,678
McGraw-Hill Cos., Inc. (The)	1,652	82,980
Meredith Corp.	232	11,493
New York Times Co. (The), Class A (a)	698	17,129
Newell Rubbermaid, Inc.	1,332	34,406
News Corp., Class A	10,900	209,062
Nike, Inc., Class B	874	70,794
Nordstrom, Inc.	1,014	37,011
Office Depot, Inc. *	1,316	50,008
OfficeMax, Inc.	290	11,818
Omnicom Group, Inc.	769	68,510
Pulte Homes, Inc.	1,044	30,057
RadioShack Corp.	605	8,470
Reynolds American, Inc.	384	44,275
Sears Holdings Corp. *	460	71,226
Sherwin-Williams Co.	474	22,506
Snap-on, Inc. (a)	290	11,722
Stanley Works Co. (The)	368	17,377
Staples, Inc.	3,359	81,691
Starbucks Corp. *	3,502	132,236
Starwood Hotels & Resorts Worldwide, Inc.	943	56,901
Target Corp.	21,780	1,064,389
Tiffany & Co.	669	22,090
Time Warner, Inc.	19,854	343,474
TJX Cos., Inc. (The)	2,144	49,012
Tribune Co.	1,031	33,435
Univision Communications, Inc. *	35,050	1,174,174
V.F. Corp.	417	28,323
Viacom, Inc., Class B *	3,276	117,412
Wal-Mart Stores, Inc.	11,566	557,134
Walt Disney Co. (The)	56,255	1,687,649
Wendy’s International, Inc.	558	32,526
Whirlpool Corp.	409	33,804
Whole Foods Market, Inc.	653	42,210
Yum! Brands, Inc. (a)	1,259	63,290

		13,742,378

CONSUMER STAPLES (8.9%)
Alberto-Culver Co., Class B	388	18,903
Altria Group, Inc.	9,622	706,543
Anheuser-Busch Cos., Inc.	3,619	164,990
Archer Daniels Midland Co. (a)	3,005	124,046
Avon Products, Inc. (a)	2,054	63,674
Brown-Forman Corp., Class B	410	29,393
Campbell Soup Co.	841	31,210
Clorox Co. (The)	669	40,789
Coca-Cola Co. (The)	9,493	408,389
Coca-Cola Enterprises, Inc.	1,483	30,209
Colgate-Palmolive Co.	24,092	1,443,111
ConAgra Foods, Inc.	2,485	54,943
Costco Wholesale Corp.	2,205	125,972
CVS Corp.	3,832	117,642
Dean Foods Co. *	633	23,541
Estee Lauder Cos., Inc. (The), Class A	573	22,158
General Mills, Inc. (a)	1,588	82,036
H.J. Heinz Co. (a)	1,548	63,809
Hershey Foods Corp. (a)	844	46,479
Kellogg Co. (a)	1,125	54,484
Kimberly-Clark Corp.	2,182	134,629

Kroger Co. (The)	3,357	73,384
McCormick & Co., Inc.	631	21,170
Molson Coors Brewing Co., Class B	234	15,884
Pepsi Bottling Group, Inc. (The)	588	18,904
PepsiCo, Inc. (a)	43,299	2,599,672
Plum Creek Timber Co., Inc.	822	29,181
Procter & Gamble Co.	50,740	2,821,145
Safeway, Inc.	2,105	54,730
Sara Lee Corp.	3,488	55,878
SUPERVALU, Inc. (a)	1,012	31,068
Sysco Corp.	2,919	89,205
Tyson Foods, Inc., Class A (a)	1,200	17,832
UST, Inc.	711	32,130
Walgreen Co.	36,242	1,625,091
William Wrigley Jr. Co.	802	36,379
William Wrigley Jr. Co., Class B	200	9,060

		11,317,663

ENERGY (10.4%)
Anadarko Petroleum Corp.	2,132	101,675
Apache Corp.	1,560	106,470
Ashland, Inc.	356	23,745
Baker Hughes, Inc.	1,548	126,704
BJ Services Co.	1,514	56,412
Canadian Natural Resources Ltd.	22,400	1,240,512
Chesapeake Energy Corp. (a)	1,700	51,425
Chevron Corp.	10,204	633,260
ConocoPhillips	7,612	498,814
Devon Energy Corp. (a)	1,996	120,578
Duke Energy Corp. (a)	5,718	167,938
EOG Resources, Inc.	1,134	78,632
ExxonMobil Corp.	27,924	1,713,138
Halliburton Co.	22,487	1,668,761
Kerr-McGee Corp.	1,088	75,453
Marathon Oil Corp.	1,654	137,778
Murphy Oil Corp. (a)	776	43,347
Nabors Industries Ltd. *	1,556	52,577
National-Oilwell, Inc. *	860	54,455
Noble Corp.	592	44,057
Occidental Petroleum Corp.	1,917	196,588
Rowan Cos., Inc.	527	18,756
Schlumberger Ltd. (a)	24,662	1,605,743
Sunoco, Inc.	628	43,514
Transocean, Inc. *	19,922	1,600,135
Valero Energy Corp.	19,008	1,264,412
Weatherford International, Inc. * (a)	29,360	1,456,843
XTO Energy, Inc.	1,700	75,259

		13,256,981

FINANCIALS (18.8%)
ACE Ltd.	1,458	73,760
AFLAC, Inc.	31,264	1,449,086
Allstate Corp. (The)	2,898	158,608
Ambac Financial Group, Inc.	513	41,604
American Express Co.	5,667	301,598
American International Group, Inc. (a)	39,417	2,327,574
Ameriprise Financial, Inc.	1,173	52,398
AmSouth Bancorp.	1,641	43,404
Aon Corp.	1,489	51,847
Apartment Investment & Management Co.	428	18,597
Archstone-Smith Trust	1,000	50,870
Bank of America Corp.	21,137	1,016,690
Bank of New York Co., Inc.	3,562	114,696

BB&T Corp.	2,505	104,183
Bear Stearns Cos., Inc.	540	75,643
Capital One Financial Corp.	1,419	121,254
Charles Schwab Corp.	4,741	75,761
Chubb Corp.	1,902	94,910
Cincinnati Financial Corp.	769	36,151
CIT Group, Inc.	900	47,061
Citigroup, Inc.	71,596	3,453,790
Comerica, Inc.	770	40,032
Commerce Bancorp, Inc. (a)	852	30,391
Compass Bancshares, Inc.	600	33,360
Countrywide Financial Corp.	2,830	107,766
E*TRADE Financial Corp. *	1,900	43,358
Equity Office Properties Trust	1,863	68,018
Equity Residential	1,327	59,357
Fannie Mae	4,485	215,729
Federated Investors, Inc.	425	13,388
Fifth Third Bancorp	2,578	95,257
First Horizon National Corp.	540	21,708
Franklin Resources, Inc. (a)	13,926	1,208,916
Freddie Mac	3,244	184,940
Genworth Financial, Inc., Class A (a)	25,100	874,484
Golden West Financial Corp.	1,152	85,478
Goldman Sachs Group, Inc. (The) (a)	2,034	305,975
Hartford Financial Services Group, Inc.	1,385	117,171
Huntington Bancshares, Inc.	1,127	26,575
J.P. Morgan Chase & Co.	16,082	675,444
Janus Capital Group, Inc.	997	17,846
KeyCorp	1,909	68,113
Legg Mason, Inc. (a)	7,861	782,327
Lehman Brothers Holdings, Inc.	2,430	158,315
Lincoln National Corp.	1,367	77,153
Loews Corp.	1,914	67,851
M&T Bank Corp.	335	39,503
Marsh & McLennan Cos., Inc.	2,556	68,731
Marshall & Ilsley Corp.	1,018	46,563
MBIA, Inc.	568	33,256
Mellon Financial Corp.	1,960	67,483
Merrill Lynch & Co., Inc.	25,893	1,801,117
MetLife, Inc. (a)	3,549	181,744
MGIC Investment Corp.	357	23,205
Moody’s Corp.	1,092	59,470
Morgan Stanley	4,924	311,246
National City Corp.	2,595	93,913
North Fork Bancorp., Inc.	2,271	68,516
PNC Financial Services Group, Inc.	1,370	96,133
Principal Financial Group, Inc.	1,261	70,175
Progressive Corp. (The)	3,776	97,081
ProLogis	1,112	57,957
Prudential Financial, Inc.	2,243	174,281
Public Storage, Inc.	349	26,489
Regions Financial Corp.	2,121	70,248
SAFECO Corp.	524	29,527
Simon Property Group, Inc. (a)	784	65,025
SLM Corp. (a)	1,933	102,294
Sovereign Bancorp, Inc.	1,853	37,640
St. Paul Travelers Cos., Inc. (The)	3,231	144,038
State Street Corp. (a)	1,522	88,413
SunTrust Banks, Inc.	1,745	133,074
Synovus Financial Corp.	1,512	40,491
T. Rowe Price Group, Inc. (a)	1,250	47,263
Torchmark Corp.	462	28,053

U.S. Bancorp	62,309	1,924,102
UnumProvident Corp.	1,476	26,760
Vornado Realty Trust (a)	521	50,824
Wachovia Corp.	7,450	402,896
Washington Mutual, Inc.	4,450	202,831
Wells Fargo & Co.	7,757	520,340
XL Capital Ltd., Class A	824	50,511
Zions Bancorp	20,032	1,561,294

		23,930,924

HEALTH CARE (14.2%)
Abbott Laboratories	7,031	306,622
Aetna, Inc.	26,308	1,050,478
Allergan, Inc.	9,496	1,018,541
AmerisourceBergen Corp. (a)	994	41,668
Amgen, Inc. *	17,161	1,119,412
Applera Corp. (Applied Biosystems Group)	895	28,953
Barr Laboratories, Inc. *	504	24,036
Bausch & Lomb, Inc. (a)	255	12,505
Baxter International, Inc. (a)	2,933	107,817
Becton, Dickinson & Co.	1,195	73,050
Biogen Idec, Inc. *	1,535	71,117
Biomet, Inc.	1,169	36,578
Boston Scientific Corp. *	5,627	94,759
Bristol-Myers Squibb Co.	9,060	234,292
C.R. Bard, Inc.	492	36,044
Cardinal Health, Inc.	1,981	127,438
Caremark Rx, Inc.	2,100	104,727
CIGNA Corp.	536	52,801
Coventry Health Care, Inc. *	703	38,623
Eli Lilly & Co.	5,168	285,635
Express Scripts, Inc., Class A *	650	46,631
Forest Laboratories, Inc. *	1,511	58,461
Genentech, Inc. *	10,700	875,260
Genzyme Corp. *	1,182	72,161
Gilead Sciences, Inc. *	25,660	1,518,046
HCA, Inc. (a)	1,887	81,424
Health Management Associates, Inc., Class A	1,201	23,672
Hospira, Inc. *	733	31,475
Humana, Inc. *	779	41,832
IMS Health, Inc.	896	24,058
Johnson & Johnson	13,653	818,088
King Pharmaceuticals, Inc. *	1,209	20,553
Laboratory Corp. of America Holdings * (a)	597	37,151
Manor Care, Inc.	395	18,533
McKesson Corp.	1,439	68,036
Medco Health Solutions, Inc. *	1,405	80,478
MedImmune, Inc. * (a)	1,114	30,189
Medtronic, Inc.	5,523	259,139
Merck & Co., Inc. (a)	10,108	368,234
Millipore Corp. *	225	14,173
Mylan Laboratories, Inc.	1,100	22,000
Novartis AG	20,600	1,110,752
Patterson Cos., Inc. * (a)	653	22,809
Pfizer, Inc. (a)	86,744	2,035,883
Quest Diagnostics, Inc.	704	42,184
Schering-Plough Corp.	6,808	129,556
Shire Pharmaceuticals Group Plc - ADR	20,900	924,407
St. Jude Medical, Inc. *	1,694	54,919
Stryker Corp.	1,358	57,185
Tenet Healthcare Corp. *	2,296	16,026
Teva Pharmaceutical Industries Ltd. - ADR	26,800	846,612

UnitedHealth Group, Inc.	22,801	1,021,029
Watson Pharmaceuticals, Inc. *	519	12,082
WellPoint, Inc. * (a)	2,953	214,890
Wyeth	32,195	1,429,780
Zimmer Holdings, Inc. *	12,808	726,470

		18,019,274

INDUSTRIALS (11.8%)
3M Co. (a)	3,501	282,776
Allied Waste Industries, Inc. * (a)	1,030	11,701
American Power Conversion Corp.	817	15,923
American Standard Cos., Inc. (a)	822	35,568
Apollo Group, Inc., Class A *	620	32,035
Avery Dennison Corp.	537	31,178
Boeing Co. (The) (a)	22,645	1,854,852
Boston Properties, Inc.	418	37,787
Burlington Northern Santa Fe Corp.	11,636	922,153
Caterpillar, Inc.	3,106	231,335
Cendant Corp.	4,768	77,671
Cintas Corp.	638	25,367
Cooper Industries Ltd.	414	38,469
CSX Corp.	1,028	72,412
Cummins, Inc. (a)	177	21,638
D.R. Horton, Inc.	1,300	30,966
Danaher Corp. (a)	1,044	67,150
Deere & Co.	1,098	91,672
Dover Corp. (a)	953	47,107
Eaton Corp.	702	52,931
Emerson Electric Co.	1,874	157,060
Equifax, Inc.	637	21,875
FedEx Corp. (a)	11,143	1,302,171
Fluor Corp.	12,845	1,193,686
General Dynamics Corp.	1,834	120,054
General Electric Co.	115,452	3,805,298
Goodrich Corp.	585	23,570
H&R Block, Inc.	1,598	38,128
Honeywell International, Inc.	3,842	154,833
Illinois Tool Works, Inc.	1,884	89,490
Ingersoll-Rand Co. Ltd.	1,488	63,657
ITT Industries, Inc.	834	41,283
L-3 Communications Holdings, Inc.	506	38,163
Lennar Corp., Class A	633	28,086
Lockheed Martin Corp.	1,710	122,675
Masco Corp. (a)	1,838	54,478
Monster Worldwide, Inc. *	550	23,463
Navistar International Corp. *	356	8,761
Norfolk Southern Corp.	1,905	101,384
Northrop Grumman Corp.	1,642	105,187
PACCAR, Inc.	745	61,373
Pall Corp.	629	17,612
Parker-Hannifin Corp.	589	45,706
Pitney Bowes, Inc.	1,062	43,861
R.R. Donnelley & Sons Co.	1,012	32,333
Raytheon Co. (a)	2,064	91,992
Robert Half International, Inc.	838	35,196
Rockwell Automation, Inc.	834	60,056
Rockwell Collins, Inc.	797	44,528
Ryder System, Inc.	324	18,931
Southwest Airlines Co.	3,227	52,826
Textron, Inc.	605	55,769
Tyco International Ltd.	9,334	256,685
Union Pacific Corp. (a)	1,200	111,552
United Parcel Service, Inc.	4,976	409,674

United Technologies Corp.	34,014	2,157,168
W.W. Grainger, Inc. (a)	310	23,321
Waste Management, Inc. (a)	2,554	91,638

		15,084,214

INFORMATION TECHNOLOGY (18.9%)
Adobe Systems, Inc. *	2,823	85,706
Advanced Micro Devices, Inc. *	2,216	54,115
Affiliated Computer Services, Inc., Class A *	519	26,786
Agilent Technologies, Inc. *	1,946	61,416
Altera Corp. *	1,753	30,765
Analog Devices, Inc.	1,739	55,891
Andrew Corp. *	725	6,424
Apple Computer, Inc. *	30,340	1,733,021
Applied Materials, Inc.	7,365	119,902
Autodesk, Inc. *	30,992	1,067,984
Automatic Data Processing, Inc.	2,655	120,404
Avaya, Inc *	1,982	22,634
BMC Software, Inc. *	1,020	24,378
Broadcom Corp. *	2,089	62,774
CA, Inc.	2,164	44,470
CIENA Corp. *	2,845	13,684
Cisco Systems, Inc. *	86,762	1,694,462
Citrix Systems, Inc. *	799	32,072
Cognizant Technology Solutions Corp. *	13,100	882,547
Computer Sciences Corp. *	849	41,126
Compuware Corp. *	1,955	13,099
Comverse Technology, Inc. *	957	18,920
Convergys Corp. *	753	14,684
Corning, Inc. *	46,437	1,123,311
Dell, Inc. *	10,522	256,842
eBay, Inc. *	5,309	155,501
Electronic Arts, Inc. *	1,366	58,793
Electronic Data Systems Corp.	2,402	57,792
EMC Corp. *	10,998	120,648
First Data Corp. (a)	3,481	156,784
Fiserv, Inc. *	792	35,925
Fisher Scientific International, Inc. *	572	41,785
Freescale Semiconductor, Inc., Class B *	1,888	55,507
Gateway, Inc. * (a)	1,563	2,970
Google, Inc., Class A *	5,604	2,349,925
Hewlett-Packard Co. (a)	79,621	2,522,393
Intel Corp. (a)	27,001	511,669
International Business Machines Corp. (a)	7,098	545,268
Intuit, Inc. *	770	46,500
Jabil Circuit, Inc.	828	21,197
JDS Uniphase Corp. * (a)	7,767	19,651
Juniper Networks, Inc. * (a)	2,600	41,574
KLA-Tencor Corp.	870	36,166
Lexmark International Group, Inc., Class A *	455	25,403
Linear Technology Corp.	1,422	47,623
LSI Logic Corp. *	1,928	17,256
Lucent Technologies, Inc. *	21,075	51,002
Marvell Technology Group Ltd. *	13,900	616,187
Maxim Integrated Products, Inc. (a)	1,467	47,105
Micron Technology, Inc. *	2,871	43,237
Microsoft Corp.	83,535	1,946,366
Molex, Inc. (a)	676	22,693
Motorola, Inc.	82,336	1,659,070
National Semiconductor Corp.	1,554	37,063
NCR Corp. *	866	31,730
Network Appliance, Inc. *	1,711	60,398

Novell, Inc. *	1,879	12,458
Novellus Systems, Inc. *	611	15,092
NVIDIA Corp. *	1,524	32,446
Oracle Corp. *	18,037	261,356
Parametric Technology Corp. *	591	7,512
Paychex, Inc.	1,522	59,328
PerkinElmer, Inc.	646	13,501
PMC-Sierra, Inc. *	938	8,817
QLogic Corp. *	858	14,792
QUALCOMM, Inc.	28,498	1,141,915
Sabre Holdings Corp.	659	14,498
SanDisk Corp. *	15,203	775,049
Sanmina-SCI Corp. *	2,573	11,836
Solectron Corp. *	4,540	15,527
Sun Microsystems, Inc. *	16,161	67,068
Symantec Corp. *	4,821	74,918
Symbol Technologies, Inc. (a)	1,239	13,369
Tektronix, Inc.	367	10,797
Tellabs, Inc. *	2,156	28,696
Teradyne, Inc. *	960	13,373
Texas Instruments, Inc.	35,758	1,083,110
Thermo Electron Corp. *	783	28,376
Unisys Corp. *	1,698	10,663
VeriSign, Inc. *	1,200	27,804
Waters Corp. *	520	23,088
Xerox Corp. *	4,306	59,896
Xilinx, Inc.	1,675	37,939
Yahoo!, Inc. *	34,342	1,133,286

		23,989,108

MATERIALS (1.3%)
Air Products & Chemicals, Inc.	1,017	65,007
Alcoa, Inc.	4,093	132,449
Allegheny Technologies, Inc.	342	23,680
Ball Corp.	454	16,816
Bemis Co., Inc.	510	15,616
CONSOL Energy, Inc. (a)	452	21,117
Dow Chemical Co. (The)	4,431	172,943
E.I. Du Pont De Nemours & Co.	4,252	176,884
Eastman Chemical Co.	417	22,518
Ecolab, Inc.	834	33,844
Freeport-McMoRan Copper & Gold, Inc., Class B	824	45,658
Hercules, Inc. *	640	9,766
Hess Corp.	1,100	58,135
International Flavors & Fragrances, Inc. (a)	329	11,594
International Paper Co. (a)	2,339	75,550
Louisiana-Pacific Corp.	498	10,906
MeadWestvaco Corp.	824	23,014
Monsanto Co.	1,248	105,069
Newmont Mining Corp.	2,024	107,130
Nucor Corp. (a)	1,488	80,724
Pactiv Corp. *	651	16,112
Phelps Dodge Corp.	988	81,174
PPG Industries, Inc.	733	48,378
Praxair, Inc.	1,476	79,704
Rohm & Haas Co.	684	34,282
Sealed Air Corp.	367	19,113
Sigma-Aldrich Corp. (a)	336	24,407
Temple-Inland, Inc.	522	22,378
United States Steel Corp. (a)	489	34,289
Vulcan Materials Co.	478	37,284
Weyerhaeuser Co.	1,063	66,172

		1,671,713

TELECOMMUNICATION SERVICES (2.6%)
ADC Telecommunications, Inc. *	552	9,307
Alltel Corp. (a)	1,828	116,681
AT&T, Inc. (a)	73,119	2,039,289
BellSouth Corp.	8,302	300,532
CenturyTel, Inc.	561	20,841
Citizens Communications Co.	1,498	19,549
Embarq Corp. *	690	28,283
Qwest Communications International, Inc. *	7,218	58,394
Sprint FON Group (a)	13,818	276,222
Verizon Communications, Inc. (a)	13,429	449,737

		3,318,835

UTILITIES (1.4%)
AES Corp. (The) *	3,137	57,878
Allegheny Energy, Inc. *	739	27,395
Ameren Corp.	980	49,490
American Electric Power Co., Inc.	1,837	62,917
CenterPoint Energy, Inc.	1,541	19,263
CMS Energy Corp. *	1,062	13,742
Consolidated Edison, Inc. (a)	1,102	48,973
Constellation Energy Group, Inc.	814	44,379
Dominion Resources, Inc.	1,559	116,598
DTE Energy Co.	823	33,529
Dynegy, Inc. *	1,601	8,757
Edison International	1,475	57,525
El Paso Corp.	3,209	48,135
Entergy Corp.	922	65,232
Exelon Corp.	3,050	173,331
FirstEnergy Corp.	1,574	85,327
FPL Group, Inc.	1,852	76,636
KeySpan Corp.	858	34,663
Kinder Morgan, Inc.	423	42,253
Nicor, Inc. (a)	194	8,051
NiSource, Inc.	1,354	29,571
Peoples Energy Corp. (a)	113	4,058
PG&E Corp.	1,616	63,476
Pinnacle West Capital Corp.	509	20,314
PPL Corp. (a)	1,760	56,848
Progress Energy, Inc. (a)	1,125	48,229
Public Service Enterprise Group, Inc.	1,111	73,459
Sempra Energy	1,193	54,258
Southern Co.	3,463	110,989
TECO Energy, Inc.	1,053	15,732
TXU Corp. (a)	2,096	125,320
Williams Cos., Inc. (The)	2,758	64,427
Xcel Energy, Inc.	1,962	37,631

		1,778,386

Total Common Stocks (Cost $107,208,492)		126,109,476

	Principal Amount
UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS (0.1%)
U.S. TREASURY BILLS (0.1%)
4.66%, 9/21/06 **	$85,000	84,096

Total United States Government & Agency Obligations (Cost $84,098)		84,096

REPURCHASE AGREEMENT (0.7%)
Bear Stearns & Co., Inc., 5.02%, Due 7/3/06, Repurchase price $951,934, Collateralized by $1,305,000 U.S. Treasury Strips, 0.00%, Due 8/15/12 (Value $960,376)	951,536	951,536

Total Repurchase Agreement (Cost $951,536)		951,536

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING (2.9%)
Bear Stearns & Co., Inc., 5.02%, Due 7/3/06, Repurchase price $3,715,338, Collateralized by $5,200,000 U.S. Treasury Strips, 0.00%, Due 8/15/12 (Value $3,826,784)	3,713,784	3,713,784

Total Repurchase Agreement Held As Collateral For Securities Lending (Cost $3,713,784)		3,713,784

Total Investments (Cost $111,957,910) - 102.8%		$130,858,892

Percentages indicated are based on net assets of $127,295,979.

*	Denotes non-income producing security.
**	Serves as collateral for futures contracts.
(a)	All or part of this security has been loaned as of June 30, 2006.

ADR - American Depositary Receipt

FUTURES CONTRACTS

	Number of Contracts	Value
E-mini S&P 500 Index, expiring September 6, 2006 (notional amount $690,592)	11	$703,670

See Notes to Statements of Investments.

RSI Retirement Trust

Value Equity Fund

Statement of Investments

June 30, 2006

(Unaudited)

	Shares	Value
COMMON STOCKS (97.5%)
CONSUMER DISCRETIONARY (5.4%)
Comcast Corp., Class A Special *	105,000	$3,441,900
Gannett Co., Inc.	12,600	704,718
TJX Cos., Inc. (The) (a)	50,000	1,143,000

		5,289,618

CONSUMER STAPLES (5.5%)
Altria Group, Inc.	20,000	1,468,600
Diageo Plc - ADR	30,300	2,046,765
Unilever N.V.	81,000	1,826,550

		5,341,915

ENERGY (4.8%)
Apache Corp.	10,000	682,500
ExxonMobil Corp.	21,028	1,290,068
Kerr-McGee Corp.	10,000	693,500
XTO Energy, Inc.	45,333	2,006,892

		4,672,960

FINANCIALS (23.4%)
Allstate Corp. (The)	30,000	1,641,900
American International Group, Inc. (a)	20,680	1,221,154
Citigroup, Inc.	108,956	5,256,037
J.P. Morgan Chase & Co.	96,000	4,032,000
Lehman Brothers Holdings, Inc.	51,200	3,335,680
Morgan Stanley	40,000	2,528,400
North Fork Bancorp., Inc.	63,084	1,903,244
Wells Fargo & Co.	42,500	2,850,900

		22,769,315

HEALTH CARE (5.2%)
Johnson & Johnson (a)	40,000	2,396,800
Pfizer, Inc. (a)	114,000	2,675,580

		5,072,380

INDUSTRIALS (11.8%)
General Dynamics Corp.	37,000	2,422,020
Ingersoll-Rand Co. Ltd. (a)	84,000	3,593,520
ITT Industries, Inc.	62,000	3,069,000
Tyco International Ltd.	91,000	2,502,500

		11,587,040

INFORMATION TECHNOLOGY (13.0%)
Applied Materials, Inc.	125,000	2,035,000
Cisco Systems, Inc. *	105,000	2,050,650
International Business Machines Corp. (a)	44,000	3,380,080
Microsoft Corp.	100,000	2,330,000
Nokia Corp. - ADR	145,000	2,937,700

		12,733,430

MATERIALS (15.2%)
Alcoa, Inc.	82,000	2,653,520
Ball Corp.	51,000	1,889,040
CEMEX S.A. de C.V. - ADR	55,014	3,134,148
Dow Chemical Co. (The)	69,000	2,693,070
Praxair, Inc.	56,900	3,072,600
Weyerhaeuser Co.	23,400	1,456,650

		14,899,028

TELECOMMUNICATION SERVICES (6.5%)
AT&T, Inc. (a)	133,000	3,709,370
Verizon Communications, Inc. (a)	80,000	2,679,200

		6,388,570

UTILITIES (6.7%)
Exelon Corp.	50,000	2,841,500
FPL Group, Inc.	37,600	1,555,888
PPL Corp. (a)	68,000	2,196,400

		6,593,788

Total Common Stocks (Cost $78,955,574)		95,348,044

	Principal Amount
REPURCHASE AGREEMENT (5.4%)
Bear Stearns & Co., Inc., 5.02%, Due 7/3/06, Repurchase price $5,330,858, Collateralized by $6,370,000 U.S. Treasury Strips, 0.00%, Due 8/15/12 (Value $4,687,810) & Collateralized by $1,545,000 U.S. Treasury Strips, 0.00%, Due 2/15/19 (Value $795,891)	$5,328,629	5,328,629

Total Repurchase Agreement (Cost $5,328,629)		5,328,629

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING (3.1%)
Bear Stearns & Co., Inc., 5.02%, Due 7/3/06, Repurchase price $3,080,797, Collateralized by $2,025,000 U.S. Treasury Strips, 0.00%, Due 8/15/12 (Value $1,490,238) & Collateralized by $3,260,000 U.S. Treasury Strips, 0.00%, Due 2/15/19 (Value $1,679,356)	3,079,509	3,079,509

Total Repurchase Agreement Held As Collateral For Securities Lending (Cost $3,079,509)		3,079,509

Total Investments (Cost $87,363,712) - 106.0%		$103,756,182

Percentages indicated are based on net assets of $97,844,757.

*	Denotes non-income producing security.
(a)	All or part of this security has been loaned as of June 30, 2006.

ADR - American Depositary Receipt

See Notes to Statements of Investments.

RSI Retirement Trust

Emerging Growth Equity Fund

Statement of Investments

June 30, 2006

(Unaudited)

	Shares	Value
COMMON STOCKS (98.5%)
CONSUMER DISCRETIONARY (14.7%)
Acco Brands Corp. *	10,300	$225,570
Beazer Homes USA, Inc.	4,950	227,057
Bluegreen Corp. * (a)	9,000	103,140
Cato Corp. (The)	18,850	487,272
Central Garden & Pet Co. * (a)	6,900	297,045
Charming Shoppes, Inc. *	37,250	418,690
Courier Corp.	7,220	288,944
Dillard’s, Inc., Class A (a)	14,700	468,194
Domino’s Pizza, Inc. (a)	9,900	244,926
Elizabeth Arden, Inc. *	9,200	164,496
Emmis Communications Corp., Class A *	14,200	222,088
Genesco, Inc. * (a)	10,950	370,877
Guitar Center, Inc. *	3,300	146,751
Interface, Inc. *	14,800	169,460
Interline Brands, Inc. *	10,200	238,476
International Speedway Corp., Class A (a)	6,280	291,204
J. Crew Group, Inc. *	400	10,980
Jack in the Box, Inc. *	11,450	448,840
Journal Communications, Inc. (a)	22,000	247,280
Journal Register Co.	21,850	195,776
Meredith Corp.	7,580	375,513
Modine Manufacturing Co.	10,100	235,936
Navigant Consulting, Inc. *	14,800	335,220
Pantry, Inc. (The) *	3,800	218,652
Payless ShoeSource, Inc. *	14,100	383,097
Phillips-Van Heusen Corp. (a)	8,200	312,912
Pinnacle Entertainment, Inc. *	1,900	58,235
RC2 Corp. *	4,700	181,702
Reader’s Digest Association, Inc. (The) (a)	12,300	171,708
Ritchie Bros. Auctioneers, Inc. (a)	5,770	306,849
Ruby Tuesday, Inc.	9,860	240,683
Sotheby’s Holdings, Inc. *	8,000	210,000
Steak n Shake Co. (The) * (a)	19,070	288,720
Sunterra Corp. * (a)	12,650	129,536
Technical Olympic USA, Inc. (a)	13,325	191,347
Winnebago Industries, Inc.	4,100	127,264

		9,034,440

CONSUMER STAPLES (1.5%)
Carolina Group	6,700	344,178
Chattem, Inc. * (a)	4,150	126,036
Performance Food Group Co. * (a)	5,050	153,419
Spartan Stores, Inc.	8,800	128,744
Tootsie Roll Industries, Inc. (a)	6,444	187,714

		940,091

ENERGY (8.1%)
Aventine Renewable Energy Holdings, Inc. *	100	3,890
Berry Petroleum Co., Class A	10,200	338,130
Bristow Group, Inc. *	7,290	262,440
CARBO Ceramics, Inc. (a)	7,900	388,127

Frontier Oil Corp.	6,700	217,080
Giant Industries, Inc. *	4,500	299,475
Grey Wolf, Inc. * (a)	36,600	281,820
Holly Corp.	10,700	515,740
Hydril Co. *	3,200	251,264
Lone Star Technologies, Inc. *	5,950	321,419
Parker Drilling Co. *	23,350	167,653
St. Mary Land & Exploration Co.	5,400	217,350
TETRA Technologies, Inc. *	22,200	672,438
Trico Marine Services, Inc. * (a)	8,100	275,400
Veritas DGC, Inc. * (a)	7,100	366,218
W&T Offshore, Inc.	9,750	379,178

		4,957,622

FINANCIALS (17.2%)
ACE Cash Express, Inc. *	2,300	67,321
American Equity Investment Life Holding Co.	10,900	116,194
American Home Mortgage Investment Corp. (a)	6,600	243,276
Amerisafe, Inc. *	11,700	145,548
Anthracite Capital, Inc.	18,700	227,392
Boston Private Financial Holdings, Inc. (a)	7,260	202,554
Capitol Bancorp Ltd.	5,500	214,225
Cash America International, Inc.	7,900	252,800
Cedar Shopping Centers, Inc.	10,700	157,504
Columbia Banking System, Inc.	7,000	261,660
Corus Bankshares, Inc. (a)	12,760	334,057
Equity Inns, Inc. (a)	19,450	322,092
EZCORP, Inc., Class A *	13,450	506,930
FelCor Lodging Trust, Inc.	8,300	180,442
Financial Federal Corp.	11,460	318,703
Greater Bay Bancorp	6,700	192,625
Hancock Holding Co.	6,700	375,200
Hanmi Financial Corp. (a)	15,340	298,210
Harleysville Group, Inc. (a)	7,600	241,072
Hilb Rogal & Hobbs Co. (a)	6,020	224,365
InnKeepers USA Trust (a)	13,600	235,008
Investment Technology Group, Inc. *	5,000	254,300
ITLA Capital Corp.	2,900	152,482
Jones Lang LaSalle, Inc. (a)	3,800	332,690
Knight Captial Group, Inc., Class A *	14,800	225,404
LaBranche & Co., Inc. * (a)	13,200	159,852
LandAmerica Financial Group, Inc. (a)	4,000	258,400
LaSalle Hotel Properties (a)	5,700	263,910
Lazard Ltd., Class A	4,200	169,680
LTC Properties, Inc.	1,950	43,583
National Financial Partners Corp. (a)	6,600	292,446
National Retail Properties, Inc.	9,600	191,520
Placer Sierra Bancshares	8,900	206,391
Safety Insurance Group, Inc.	10,150	482,632
Selective Insurance Group, Inc.	1,800	100,566
Southwest Bancorp, Inc.	7,400	188,700
Taubman Centers, Inc.	4,300	175,870
Texas Capital Bancshares, Inc. * (a)	5,300	123,490
TierOne Corp.	8,350	281,980
Umpqua Holdings Corp. (a)	7,200	184,680
W.P. Stewart & Co., Ltd.	11,300	171,986
Wilshire Bancorp, Inc.	12,500	225,250
Wintrust Financial Corp. (a)	10,480	532,907
Zenith National Insurance Corp.	8,070	320,137

		10,456,034

HEALTH CARE (11.2%)
Adolor Corp. *	12,400	310,124

Alnylam Pharmaceuticals, Inc. * (a)	10,300	155,324
Alpharma, Inc., Class A	10,150	244,006
Amedisys, Inc. * (a)	6,000	227,400
AMN Healthcare Services, Inc. *	6,600	133,980
Apria Healthcare Group, Inc. * (a)	8,080	152,712
CNS, Inc.	13,300	325,850
Computer Programs & Systems, Inc. (a)	6,200	247,752
Dade Behring Holdings, Inc.	2,400	99,936
Haemonetics Corp. *	5,800	269,758
HealthSpring, Inc. * (a)	6,700	125,625
ICU Medical, Inc. *	4,350	183,744
inVentiv Health, Inc. *	12,800	368,384
K-V Pharmaceutical Co., Class A *	17,770	331,588
LCA-Vision, Inc.	4,200	222,222
LifeCell Corp. * (a)	11,700	361,764
Pediatrix Medical Group, Inc. *	8,000	362,400
Respironics, Inc. * (a)	8,350	285,737
Rockwood Holdings, Inc. *	12,400	285,324
STERIS Corp.	12,670	289,636
Techne Corp. * (a)	11,420	581,507
Tripath Imaging, Inc. * (a)	36,700	242,954
Vital Signs, Inc.	3,300	163,449
WellCare Health Plans, Inc. *	8,100	397,305
Young Innovations, Inc. (a)	11,700	412,191
Zoll Medical Corp. * (a)	3,300	108,108

		6,888,780

INDUSTRIALS (21.2%)
Arkansas Best Corp. (a)	6,200	311,302
Bucyrus Intl., Inc. Class A (a)	21,160	1,068,579
CBIZ, Inc. * (a)	23,300	172,653
Celadon Group, Inc. *	24,637	542,999
CLARCOR, Inc. (a)	10,360	308,624
Comfort Systems USA, Inc.	22,700	324,383
Drew Industries, Inc. * (a)	6,600	213,840
Ennis, Inc. (a)	10,350	203,688
Forward Air Corp.	8,850	360,461
FreightCar America, Inc. (a)	8,800	488,488
G&K Services, Inc., Class A	10,480	359,464
Genlyte Group, Inc. *	3,000	217,290
GrafTech International Ltd. * (a)	24,600	142,680
Griffon Corp. *	4,700	122,670
H&E Equipment Services, Inc. * (a)	5,500	161,975
Heartland Express, Inc.	21,026	376,155
Hub Group, Inc., Class A * (a)	13,000	318,890
IDEX Corp.	10,900	514,480
Insteel Industries, Inc.	8,200	198,440
JLG Industries, Inc.	16,400	369,000
John H. Harland Co. (a)	6,150	267,525
Kennametal, Inc.	9,650	600,712
Korn/Ferry International *	13,000	254,670
Lamson & Sessions Co. * (a)	13,350	378,606
Landauer, Inc. (a)	5,950	285,005
Landstar System, Inc. (a)	10,850	512,446
Lennox International, Inc.	7,300	193,304
Middleby Corp. (The) *	4,300	372,208
MSC Industrial Direct Co., Inc., Class A (a)	6,250	297,313
MWI Veterinary Supply, Inc. * (a)	4,600	167,578
Regal-Beloit Corp.	7,210	318,322
Rollins, Inc. (a)	19,500	382,980
Rush Enterprises, Inc., Class A *	7,000	127,190
Steelcase, Inc., Class A (a)	8,900	146,405

Stericycle, Inc. * (a)	2,590	168,609
Swift Transportation Co., Inc. * (a)	8,000	254,080
Terex Corp. *	1,350	133,245
Tetra Tech, Inc. *	8,600	152,564
Universal Technical Institute, Inc. * (a)	7,200	158,544
USA Truck, Inc. *	9,500	169,290
USG Corp. *	4,400	320,892
Waste Connections, Inc. *	7,010	255,164
Watson Wyatt Worldwide, Inc. (a)	6,620	232,627

		12,925,340

INFORMATION TECHNOLOGY (16.1%)
ADTRAN, Inc.	8,050	180,562
Aeroflex, Inc. *	25,400	296,418
Amkor Technology, Inc. * (a)	20,350	192,511
Anixter International, Inc.	4,900	232,554
Argon ST, Inc. * (a)	11,700	311,571
Ariba, Inc. *	21,800	179,414
Arris Group, Inc. *	16,700	219,104
Aspen Technology, Inc. *	16,600	217,792
Atmel Corp. * (a)	47,100	261,405
Avocent Corp. *	7,963	209,029
Benchmark Electronics, Inc. *	7,650	184,518
CommScope, Inc. * (a)	12,800	402,176
Conexant Systems, Inc. * (a)	60,750	151,875
CTS Corp.	15,300	227,817
Digitas, Inc. *	13,600	158,032
ECI Telecom Ltd. *	23,250	187,395
ECtel Ltd. *	574	2,527
Exar Corp. *	9,950	132,037
Extreme Networks, Inc. *	45,700	190,112
FactSet Research Systems, Inc. (a)	2,920	138,116
Hewitt Associates, Inc., Class A *	5,650	127,012
Imation Corp.	5,150	211,408
j2 Global Communications, Inc. * (a)	16,400	512,008
Kanbay International, Inc. * (a)	10,800	157,032
Komag, Inc. *	11,400	526,451
Kulicke & Soffa Industries, Inc. *	17,900	132,639
LoJack Corp. * (a)	9,790	184,639
McDATA Corp. *	43,250	176,460
Methode Electronics, Inc., Class A	13,840	145,458
Nam Tai Electronics, Inc.	10,900	243,833
Ness Technologies, Inc. *	10,200	109,650
OmniVision Technologies, Inc. * (a)	7,700	162,624
ON Semiconductor Corp. * (a)	47,100	276,948
Online Resources & Communications Corp. *	8,800	90,992
Plantronics, Inc. (a)	11,820	262,522
Plexus Corp. *	11,900	407,099
ScanSource, Inc. *	13,740	402,857
SPSS, Inc. *	14,800	475,672
Stratex Networks, Inc. * (a)	34,900	118,311
Sybase, Inc. *	17,750	344,350
TriQuint Semiconductor, Inc. *	44,400	198,024
United Online, Inc.	14,200	170,400
Zoran Corp. *	15,250	371,185

		9,882,539

MATERIALS (6.7%)
Actuant Corp., Class A (a)	6,600	329,670
AMCOL International Corp.	8,110	213,699
Arch Chemicals, Inc.	2,050	73,903
Cabot Microelectronics Corp. * (a)	8,350	253,089
Commercial Metals Co. (a)	15,650	402,205

Eagle Materials, Inc.	10,600	503,499
Gerdau Ameristeel Corp.	29,200	293,168
H.B. Fuller Co.	7,450	324,597
Hercules, Inc. *	16,000	244,160
Houston Wire & Cable Co. * (a)	6,200	106,640
Quanex Corp.	11,625	500,688
RBC Bearings, Inc. *	6,500	147,550
Reliance Steel & Aluminum Co.	1,668	138,361
Spartech Corp. (a)	18,130	409,737
Westlake Chemical Corp. (a)	5,000	149,000

		4,089,966

TELECOMMUNICATION SERVICES (0.6%)
Cincinnati Bell, Inc. *	42,900	175,890
Time Warner Telecom, Inc., Class A * (a)	13,900	206,415

		382,305

UTILITIES (1.2%)
Avista Corp.	8,100	184,923
Energen Corp.	9,850	378,339
UniSource Energy Corp.	5,900	183,785

		747,047

Total Common Stocks (Cost $50,124,512)		60,304,164

	Principal Amount
REPURCHASE AGREEMENT (2.6%)
Bear Stearns & Co., Inc., 5.02%, Due 7/3/06, Repurchase price $1,589,555, Collateralized by $2,225,000 U.S. Treasury Strips, 0.00%, Due 8/15/12 (Value $1,637,422)	$1,588,890	1,588,890

Total Repurchase Agreement (Cost $1,588,890)		1,588,890

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING (21.0%)
Bear Stearns & Co., Inc., 5.02%, Due 7/3/06, Repurchase price $12,899,297, Collateralized by $18,035,000 U.S. Treasury Strips, 0.00%, Due 8/15/12 (Value $13,272,317)	12,893,903	12,893,903

Total Repurchase Agreement Held As Collateral For Securities Lending (Cost $12,893,903)		12,893,903

Total Investments (Cost $64,607,305) - 122.1%		$74,786,957

Percentages indicated are based on net assets of $61,268,111.

*	Denotes non-income producing security.
(a)	All or part of this security has been loaned as of June 30, 2006.

See Notes to Statements of Investments.

RSI Retirement Trust

International Equity Fund

Statement of Investments

June 30, 2006

(Unaudited)

	Shares	Value
COMMON & PREFERRED STOCKS (91.6%)
AUSTRALIA (1.6%)
BHP Billiton Ltd.	8,475	$182,586
Brambles Industries Ltd.	8,096	66,160
CSL Ltd.	2,642	105,497
Macquarie Airports	151,604	345,762
Newcrest Mining Ltd.	21,715	340,063
Rio Tinto Ltd.	1,228	70,975

		1,111,043

AUSTRIA (3.6%)
Erste Bank der Oesterreichischen Sparkassen AG	6,795	382,366
Flughafen Wien AG	1,148	87,680
Immofinanz Immobilien Anlagen AG *	50,359	559,030
OMV AG	12,000	714,395
Raiffeisen International Bank Holding AG	3,366	292,295
Telekom Austria AG	10,768	239,757
Wiener Staedtische Allgemeine Versicherung AG	2,154	126,719
Wienerberger AG	3,806	180,828

		2,583,070

BELGIUM (1.8%)
Almancora Comm. VA	1,241	161,886
Fortis	9,185	312,698
KBC Groep NV	7,301	783,397

		1,257,981

CANADA (0.4%)
Barrick Gold Corp.	2,884	85,202
Bema Gold Corp. *	20,442	102,028
Centerra Gold, Inc. *	1,356	13,973
Eldorado Gold Corp. *	9,413	45,715
Ivanhoe Mines Ltd. *	2,062	13,968

		260,886

CHINA (0.9%)
China Merchants Holdings International Co. Ltd.	104,990	319,725
GOME Electrical Appliances Holdings Ltd.	170,000	143,380
Weiqiao Textile Co. Ltd., Class H	37,500	48,045
Wumart Stores, Inc., Class H	30,894	106,413

		617,563

CZECH REPUBLIC (1.5%)
Komercni Banka AS - GDR	19,539	1,084,415

DENMARK (0.4%)
Alk-Abello A/S, Class B *	525	71,849
Bryggerigruppen A/S	530	58,899
Novo Nordisk A/S, Class B	608	38,736
Vestas Wind Systems A/S *	3,654	99,951

		269,435

FINLAND (2.1%)
Fortum Oyj	18,425	471,276

Nokia Oyj, Class A	24,417	498,382
Rakentajain Konevuokraamo Oyj, Class B	1,625	27,952
Ramirent Oyj	3,609	143,083
Sampo Oyj, Class A	5,341	101,913
SanomaWSOY Oyj, Class B	2,822	67,923
Stockmann Oyj Abp, Class B	1,540	62,512
Wartsila Corp., Class B	915	38,616
YIT Oyj	4,524	110,913

		1,522,570

FRANCE (11.2%)
Accor SA	601	36,579
Alstom *	854	78,037
Atos Origin SA *	1,028	67,248
BNP Paribas SA	4,876	466,760
Bouygues SA	6,635	341,118
Carrefour SA	2,434	142,693
Compagnie de Saint-Gobain	2,130	152,274
Electricite de France	6,848	360,826
Eurazeo	604	59,827
France Telecom SA	3,277	70,450
Generale de Sante	1,792	63,047
Hermes International	459	40,592
JC Decaux SA	2,847	75,224
L’Air Liquide SA	2,669	519,782
LaFarge SA	7,064	886,704
Lagardere S.C.A.	855	63,093
LVMH Moet Hennessy Louis Vuitton SA	6,653	660,262
Pernod Ricard	2,077	411,724
Pinault-Printemps-Redoute SA	2,330	297,090
Publicis Groupe	1,878	72,534
Renault SA	973	104,527
Safran SA	1,108	24,118
Sanofi-Aventis SA	10,103	985,854
Schneider Electric SA	1,078	112,361
Societe Generale	1,195	175,753
Societe Television Francaise	6,653	216,968
Suez SA	2,700	112,224
Total SA	14,279	939,552
Vinci SA	1,168	120,322
Vivendi Universal SA	4,970	174,158

		7,831,701

GERMANY (9.6%)
Aareal Bank AG *	4,049	153,174
Adidas-Salomon AG	1,469	70,733
Bilfinger Berger AG	2,646	143,921
Commerzbank AG	17,226	625,442
Continental AG	475	48,610
DaimlerChrysler AG	3,940	194,299
Deutsche Bank AG	3,200	359,975
Deutsche Boerse AG	2,361	322,119
Deutsche Post AG	12,906	346,313
Deutsche Postbank AG	1,854	133,279
E.On AG	2,765	318,255
Fraport AG	14,532	1,038,530
Fresenius AG	2,320	381,564
Fresenius Medical Care AG	2,834	324,022
Henkel KGaA	1,484	154,375
Henkel KGaA, Preferred Shares	212	24,236
Hypo Real Estate Holding AG	4,833	292,977
IVG Immobilien AG	13,409	411,572
Karstadt Quelle AG * (a)	2,470	65,042

Man AG	979	70,966
Merck KGaA *	1,384	126,024
Praktiker Bau-Und Heimwerkermaerkte Holding AG	2,502	69,564
ProSiebenSat.1 Media AG, Preferred Shares	8,466	211,347
Puma AG	63	24,515
Rhoen-Klinikum AG	2,427	108,140
RWE AG	640	53,284
SAP AG	676	142,562
Siemens AG	5,610	488,235
SolarWorld AG	849	53,377
Wacker Chemie AG *	253	26,862

		6,783,314

GREECE (1.0%)
Alpha Bank A.E.	3,962	98,705
Bank of Cyprus Ltd.	41,302	401,442
Hellenic Telecommunication Organization SA *	10,981	241,831

		741,978

HONG KONG (1.9%)
Clear Media Ltd. *	42,000	48,673
Galaxy Entertainment Group Ltd. *	163,135	158,596
Hutchison Telecommunications International Ltd. *	103,540	166,654
Melco International Development Ltd.	177,835	446,528
Shun Tak Holdings Ltd.	360,825	471,584
Texwinca Holdings Ltd.	48,000	32,140

		1,324,175

HUNGARY (1.3%)
Egis Rt.	461	56,805
Gedeon Richter Rt.	705	129,733
Matav Rt. *	67,650	257,573
OTP Bank Rt.	17,046	483,294

		927,405

INDIA (0.0%)
State Bank of India - GDR	407	16,280

INDONESIA (0.0%)
PT Indofood Sukses Makmur Tbk.	200,000	19,002

IRELAND (0.2%)
Dragon Oil Plc *	38,449	114,104

ITALY (5.6%)
Assicurazioni Generali SpA	6,047	220,251
Autostrada Torino - Milano SpA	1,684	34,437
Banca Intesa SpA	23,997	140,559
Banca Intesa SpA, Non-Convertible Shares	44,346	240,752
Banca Italease	2,806	140,637
Banca Popolare dell’Emilia Romagna Scrl	2,718	58,050
Banca Popolare di Sondrio Scrl	1,882	30,568
Banca Popolare Italiana *	21,431	203,780
Banche Popolari Unite Scrl	8,639	223,510
Banco Popolare di Verona	5,426	145,379
Banco Popolare di Verona e Novara Scrl	24,701	314,796
Beni Stabili SpA	24,419	24,843
Bulgari SpA	3,122	35,416
Buzzi Unicem SpA	11,892	272,844
Capitalia SpA	54,889	450,318
Cassa di Risparmio di Firenze SpA	73,485	207,931

Credito Emiliano SpA	16,531	204,122
Finmeccanica SpA	3,225	71,601
Geox SpA	6,537	77,833
Luxottica Group SpA	1,839	49,954
Parmalat SpA *	13,067	40,818
Sias SpA	1,676	21,124
UniCredito Italiano SpA	99,640	783,695

		3,993,218

JAPAN (9.8%)
Aeon Credit Service Co. Ltd.	1,100	26,726
Aisin Seiki Co. Ltd.	1,100	32,687
Bank of Fukuoka Ltd. (The)	5,000	38,018
Bank of Kyoto Ltd. (The)	1,163	12,553
Bank of Yokohama Ltd. (The)	7,999	61,870
Canon, Inc.	4,350	213,280
Chiba Bank Ltd.	5,000	46,758
Credit Saison Co. Ltd.	2,000	94,739
Dai Nippon Printing Co. Ltd.	650	10,055
Daikin Industries Ltd.	2,300	79,802
Daiwa Securities Group, Inc.	2,802	33,403
Denso Corp.	2,100	68,642
Dentsu, Inc.	22	60,759
East Japan Railway Co.	15	111,432
Eisai Co. Ltd.	1,300	58,513
Exedy Corp.	1,000	31,463
Fanuc Ltd.	700	62,891
Fuji Television Network, Inc.	30	66,597
Fujitsu Ltd.	4,000	31,009
Gunma Bank Ltd. (The)	5,000	37,144
Honda Motor Co. Ltd.	6,600	209,386
Hoya Corp.	2,900	103,155
Ibiden Co. Ltd.	900	43,262
Itochu Corp.	4,000	35,134
Jafco Co. Ltd.	400	23,982
Japan Tobacco, Inc.	54	196,801
JS Group Corp.	1,632	34,303
JSR Corp.	1,136	28,693
Keyence Corp.	110	28,091
Koito Manufacturing Co. Ltd.	4,000	59,500
Kubota Corp.	3,568	33,834
Kyocera Corp.	800	61,947
Makita Corp.	1,245	39,389
Matsushita Electric Industrial Co. Ltd.	20,002	422,171
Mitsubishi Electric Corp.	4,000	32,057
Mitsubishi Tokyo Financial Group, Inc.	51	713,161
Mitsubishi UFJ Securities Co. Ltd.	3,000	38,700
Mitsui Fudosan Co. Ltd.	3,901	84,723
Mitsui Mining & Smelting Co.	5,418	31,963
Mizuho Financial Group, Inc.	67	567,409
NGK Spark Plug Co. Ltd.	1,000	20,101
NHK Spring Co. Ltd.	2,820	32,459
Nintendo Co. Ltd.	500	83,901
Nippon Electric Glass Co. Ltd.	2,000	40,115
Nissan Chemical Industries Ltd.	2,000	24,926
Nissan Motor Co. Ltd.	6,000	65,548
Nitto Denko Corp.	1,500	106,843
NOK Corp.	2,200	63,835
Nomura Holdings, Inc.	3,808	71,388
NSK Ltd.	5,000	41,470
NTT DoCoMo, Inc.	69	101,311
Orix Corp.	270	65,954
Resona Holdings, Inc.	9	28,395

Ricoh Co. Ltd.	7,000	137,345
Sapporo Hokuyo Holdings, Inc.	2	20,975
Sega Sammy Holdings, Inc.	1,600	59,290
Seven & I Holdings Co. Ltd.	840	27,677
Sharp Corp.	4,434	70,064
Shinsei Bank Ltd.	4,000	25,345
Shizuoka Bank Ltd. (The)	900	9,722
Sony Corp.	4,712	207,967
Stanley Electric Co. Ltd.	3,400	70,128
Sumitomo Chemical Co. Ltd.	14,000	116,727
Sumitomo Corp.	2,509	33,089
Sumitomo Metal Industries Ltd.	4,783	19,731
Sumitomo Mitsui Financial Group, Inc.	41	433,577
Sumitomo Trust & Banking Co. Ltd.	10,000	109,247
Suruga Bank Ltd.	1,000	13,477
Suzuki Motor Corp.	5,200	112,480
Takeda Pharmaceutical Co. Ltd.	1,600	99,563
Teijin Ltd.	5,000	31,725
Toppan Printing Co. Ltd.	3,000	33,928
Toray Industries, Inc.	5,000	43,393
Toyota Motor Corp.	6,700	350,752
Yamada Denki Co. Ltd.	800	81,594
Yamaha Motor Co. Ltd.	2,700	70,556
Yamato Holdings Co. Ltd.	3,179	56,401
Yokogawa Electric Corp.	1,400	19,956

		6,966,957

LUXEMBOURG (0.2%)
Millicom International Cellular SA *	3,626	164,729

MEXICO (0.8%)
Consorcio, ARA S.A. de C.V.	440	1,813
Fomento Economico Mexicano S.A. de C.V. - ADR	1,636	136,966
Grupo Aeroportuario del Pacifico S.A. de C.V., Class B - ADR	1,597	50,864
Grupo Aeroportuario del Sureste S.A. de C.V., Class B - ADR	3,802	127,709
Grupo Financiero Banorte S.A. de C.V., Class O	59,840	138,850
Grupo Televisa S.A. de C.V. - ADR	4,026	77,742
Urbi Desarrollos Urbanos S.A. de C.V. *	15,084	35,000

		568,944

NETHERLANDS (3.9%)
Euronext NV	3,255	305,135
Heineken NV	5,263	223,128
ING Groep NV	16,556	650,663
Koninklijke KPN NV	14,436	162,283
Koninklijke Numico NV	2,561	114,929
Koninklijke Philips Electronics NV	10,343	323,153
TPG NV	14,897	533,069
Unilever NV	12,970	294,095
Vedior NV	8,529	179,106

		2,785,561

NEW ZEALAND (0.1%)
Auckland International Airport Ltd.	45,737	60,443

NORWAY (1.4%)
Acta Holding ASA	2,448	7,790
DNB Holding ASA	13,686	169,915
Norsk Hydro ASA	5,459	144,762
Orkla ASA	1,915	88,791
Pan Fish ASA *	228,984	248,040
Statoil ASA	7,685	217,993

Telenor ASA	6,002	72,587
Tomra Systems ASA	3,359	27,262

		977,140

PHILIPPINES (0.1%)
Philippine Long Distance Telephone Co.	2,059	70,947

POLAND (4.5%)
Agora SA	3,302	36,189
Bank BPH	1,006	221,774
Bank Pekao SA	16,079	962,117
Bank Zachodni WBK SA	6,483	365,464
Budimex SA *	4,286	75,184
CCC SA	4,128	54,471
Inter Cars SA *	2,808	22,550
PKO Bank Polski SA	102,443	1,193,711
Telekomunikacja Polska SA	31,384	197,676
ZM Duda SA *	9,888	33,320

		3,162,456

PORTUGAL (0.1%)
Jeronimo Martins SGPS SA	1,358	23,186
Portugal Telecom SGPS SA	6,613	79,837

		103,023

RUSSIA (4.4%)
OAO Gazprom	7,264	75,587
OAO Gazprom - ADR	17,158	720,636
OAO Lukoil - ADR	6,056	504,465
OAO NovaTek	39	156,000
OAO Rosneft-Purneftegaz	465	18,833
Mining and Metallurgical Co. Norilsk Nickel - ADR	3,626	471,380
Polyus Gold - ADR *	4,473	192,339
RAO Unified Energy System - GDR	3,912	273,214
RAO Unified Energy System, S Shares - GDR	2,919	203,863
Sberbank RF	249	424,545
TNK-BP Ltd. *	39,886	107,692

		3,148,554

SOUTH KOREA (0.7%)
Hyundai Motor Co. Ltd.	851	72,322
NHN Corp. *	288	100,211
Samsung Electronics Co. Ltd.	506	321,719

		494,252

SPAIN (0.7%)
Banco Bilbao Vizcaya Argentaria SA	4,325	88,943
Corporacion Mapfre SA	7,567	139,646
Grupo Empresarial Ence SA	2,441	93,560
Inditex	3,816	160,952

		483,101

SWEDEN (3.2%)
Autoliv, Inc.	801	45,092
Capio AB *	10,189	182,698
Ericsson LM, Class B	28,000	92,629
ForeningsSparbanken AB	19,387	509,312
Getinge AB, Class B	7,213	122,818
Hennes & Mauritz AB, Class B	1,350	52,354
Modern Times Group MTG AB, Class B (Redemption Shares) * (b)	4,501	15,416
Modern Times Group MTG AB, Class B *	4,501	236,802
Nordea Bank AB	30,441	363,889
Securitas AB, Class B	1,836	35,218
Skandinaviska Enskilda Banken AB, Class A	19,412	462,749
Skanska AB, Class B	7,129	109,992
TeliaSonera AB	3,500	19,898

		2,248,867

SWITZERLAND (6.7%)
Adecco SA	5,090	301,102
BKW FMB Energie AG	277	24,205
Compagnie Financiere Richmont AG, Class A	7,739	354,593
Credit Suisse Group	6,365	356,215
Holcim Ltd.	10,796	827,676
Nestle SA	2,865	900,147
Novartis AG	12,376	670,342
Roche Holding AG	3,704	612,485
SGS SA	124	117,689
Swatch Group AG (The), Class B	2,616	441,993
Syngenta AG *	1,011	134,419
Unique Zurich Airport	108	23,594

		4,764,460

THAILAND (0.1%)
Bangkok Bank Public Co. Ltd.	3,211	8,933
Bangkok Bank Public Co. Ltd. - NVDR	4,790	12,824
Krung Thai Bank Public Co. Ltd. - NVDR	229,194	60,156

		81,913

TURKEY (1.0%)
Dogan Sirketler Grubu Holding AS	61,713	228,205
Haci Omer Sabanci Holding AS	32,298	87,379
Turkiye Garanti Bankasi AS	73,898	184,044
Turkiye Is Bankasi, Class C	34,418	169,697
Turkiye Vakiflar Bankasi T.A.O.	993	3,892

		673,217

UNITED KINGDOM (10.2%)
Aegis Group Plc	28,679	69,069
Anglo American Plc	9,475	388,579
Associated British Ports Holdings Plc	19,583	326,969
BAA Plc	36,103	622,823
BAE Systems Plc	12,547	85,780
Balfour Beatty Plc	6,761	42,941
BP Plc	7,543	87,936
Burberry Group Plc	13,137	104,449
Compass Group Plc	52,315	253,677
Diageo Plc	40,708	684,576
GlaxoSmithKline Plc	29,351	820,025
Highland Gold Mining Ltd. *	7,326	31,122
Imperial Tobacco Group Plc	4,654	143,622
Michael Page International Plc	5,302	34,361
Peter Hambro Mining Plc *	5,165	123,197
Prudential Corp. Plc	13,693	154,696
Reckitt Benckiser Plc	9,975	372,566
Rio Tinto Plc	1,447	76,493
Rolls-Royce Group Plc	37,969	290,649
Rolls-Royce Group Plc, Class B	1,461,364	2,729
SABMiller Plc	3,259	58,723
Scottish & Newcastle Plc	8,078	76,138
Smith & Nephew Plc	23,704	182,547
Smiths Group Plc	3,083	50,791
Tesco Plc	116,378	718,715
Vodafone Group Plc	369,484	787,364
William Hill Plc	12,972	150,268
Wolseley Plc	8,247	181,918
WPP Group Plc	23,790	287,901

		7,210,624

UNITED STATES (0.6%)
CTC Media, Inc. * (a)	2,462	44,956
News Corp., Class B (a)	19,404	391,573

		436,529

Total Common & Preferred Stocks (Cost $55,098,420)		64,859,857

WARRANTS (1.6%)
INDIA (1.6%)
Bank BeES, Expires 1/20/10 *	18,021	145,105
Bharti Tele-Ventures Ltd., Expires 5/31/10 *	51,351	409,586
State Bank of India, Expires 1/19/09 *	7,553	118,945
State Bank of India, Expires 6/17/08 *	30,747	482,368

Total Warrants (Cost $1,435,567)		1,156,004

	Principal Amount
REPURCHASE AGREEMENT (8.2%)
UNITED STATES (8.2%)
Bear Stearns & Co., Inc., 5.02%, Due 7/3/06, Repurchase price $5,781,004, Collateralized by $8,080,000 U.S. Treasury Strips, 0.00%, Due 8/15/12 (Value $5,946,234)	$5,778,587	5,778,587

Total Repurchase Agreement (Cost $5,778,587)		5,778,587

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING (0.7%)
UNITED STATES (0.7%)
Bear Stearns & Co., Inc., 5.02%, Due 7/3/06, Repurchase price $514,969, Collateralized by $720,000 U.S. Treasury Strips, 0.00%, Due 8/15/12 (Value $529,862)	510,658	510,658

Total Repurchase Agreement Held As Collateral For Securities Lending (Cost $510,658)		510,658

Total Investments (Cost $62,823,232) - 102.1%		$72,305,106

Percentages indicated are based on net assets of $70,822,134.

*	Denotes non-income producing security.
(a)	All or part of this security has been loaned as of June 30, 2006.
(b)	Fair valued security under procedures established by the Trust’s Board of Trustees.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

SECTOR DIVERSIFICATION AS OF JUNE 30, 2006

Sector	Percent of Net Assets
Consumer Discretionary	11.7%
Consumer Staples	7.5
Energy	5.4
Financials	31.0
Health Care	7.3
Industrials	12.3
Information Technology	2.9
Materials	7.7
Telecommunication Services	4.8
Utilities	2.6
Short-Term Investments	8.9

Total Investments	102.1%
Liabilities in excess of other assets	(2.1)

Total	100.0%

See Notes to Statements of Investments.

RSI Retirement Trust

Actively Managed Bond Fund

Statement of Investments

June 30, 2006

(Unaudited)

	Principal Amount	Value
CORPORATE BONDS (8.4%)
ChevronTexaco Corp., 7.09%, 2/1/07	$600,000	$603,968
Citigroup, Inc., 6.50%, 1/18/11 (a)	500,000	515,514
Financing Corp., 9.40%, 2/8/18	100,000	131,955
General Electric Capital Corp., Medium Term Note, 4.63%, 8/5/25	400,000	357,936
JP Morgan & Co., Inc., Medium Term Note, 0.00%, 4/24/27	2,201,000	416,883
Merrill Lynch & Co., Inc., Medium Term Note, 0.00%, 2/25/27	4,300,000	854,625
Morgan Stanley Dean Witter, 5.30%, 3/1/13 (a)	1,000,000	967,255
Public Service Electric & Gas, 6.38%, 5/1/08	525,000	530,241
Transamerica Financial Corp., 0.00%, 9/1/12	3,000,000	2,058,500
US Bank N.A., 6.38%, 8/1/11	1,000,000	1,029,152
US Bank N.A., 6.30%, 2/4/14 (a)	1,500,000	1,537,988

Total Corporate Bonds (Cost $8,864,443)		9,004,017

MORTGAGE-BACKED SECURITIES (15.5%)
Bank of America Corp., Remic 03-5 1A38, 5.50%, 7/25/33	1,000,000	945,784
Bank of America Mortgage Securities, Inc., Remic 04-3 1A24, 5.50%, 4/25/34	1,000,000	949,697
Bear Stearns Asset Backed Securities, Inc., Remic 06-AC1 21A2, 5.50%, 12/25/35	1,030,143	1,014,605
Countrywide Alternative Loan Trust, Remic 05-35CB 2A2, 5.50%, 9/25/35	1,083,982	1,024,024
Countrywide Alternative Loan Trust, Remic 05-55CB 2A2, 5.50%, 11/25/35	1,393,762	1,349,971
Countrywide Alternative Loan Trust, Remic 05-57CB 4A7, 5.50%, 12/25/35	1,000,000	932,384
Countrywide Home Loans, Inc., Remic 04-J7 2A2, 4.50%, 8/25/19	1,000,000	900,615
Countrywide Home Loans, Inc., Remic 05-J4 A8, 5.50%, 11/25/35	900,000	840,796
GSR Mortgage Loan Trust, Remic 04-6F 3A3, 6.50%, 5/25/34	2,500,000	2,492,582
Residential Asset Securitization Trust, Remic 04-A9 A10, 5.75%, 12/25/34	1,000,000	957,233
Washington Mutual MSC Mortgage Pass-Through Certificates, Remic 03-MS2 4A6, 5.75%, 2/25/33	1,000,000	959,777
Washington Mutual MSC Mortgage Pass-Through Certificates, Remic 05-10 3CB2, 6.00%, 11/25/35	1,022,285	1,008,954
Wells Fargo Mortgage Backed Securities Trust, Remic 04-2 APO, 0.00%, 1/25/19	3,675,800	2,806,838
Wells Fargo Mortgage Backed Securities Trust, Remic 04-1 A37, 5.50%, 2/25/34	570,900	533,400

Total Mortgage-Backed Securities (Cost $17,370,406)		16,716,660

UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS (73.7%)
FEDERAL HOME LOAN BANK (2.1%)
4.00%, 2/27/14	1,150,000	1,128,726
4.00%, 12/15/14	1,000,000	972,653
4.00%, 7/24/18	200,000	195,858

		2,297,237

FEDERAL HOME LOAN MORTGAGE CORP. (31.5%)
9.00%, 8/1/06, Pool #730299	1,841	1,839
10.84%, 5/15/08, Remic 1515S *	533,386	549,682
6.05%, 4/12/13, Medium Term Note	500,000	496,004
6.00%, 4/15/13, Remic 2052PL	469,272	471,297
5.00%, 9/21/18, Medium Term Note	700,000	680,973
8.00%, 6/15/22, Remic 1316Z	6,655	6,885
8.00%, 6/15/22, Remic 1316ZA	416,018	415,244
5.00%, 10/15/22, Remic 2662DG	775,000	725,433
6.00%, 6/15/23, Remic 2707VD	2,000,000	1,964,998
6.50%, 12/15/23, Series 1628LZ	865,754	877,160
6.50%, 6/14/24, Medium Term Note	1,000,000	978,332
6.50%, 2/15/26, Remic 1814D	39,301	39,297
6.00%, 3/15/28, Remic 2115BJ	2,932,000	2,932,663
5.95%, 5/15/28, Remic 2059Z	475,863	472,613
6.50%, 5/15/28, Series 2060Z	704,778	717,099
6.50%, 5/15/28, Remic 2054L	186,828	188,743
6.75%, 5/15/28, Remic 2057PE	501,914	508,161
7.50%, 5/15/28, Remic 2054PV	420,770	434,846
7.00%, 6/15/28, Remic 2064TE	164,894	169,259
6.00%, 8/15/28, Remic 2205ZA	1,475,546	1,454,912
6.25%, 2/15/29, Remic 2126CB	149,365	149,556
6.00%, 3/15/29, Remic 2132PE	1,000,000	990,363
6.00%, 5/15/29, Remic 2205YB	144,165	143,968
6.00%, 6/15/29, Remic 2162PH	659,498	657,843
6.00%, 8/15/29, Remic 2303CJ	613,333	614,853
6.00%, 4/15/31, Remic 2306PL	1,332,000	1,323,284
6.50%, 6/15/31, Remic 2328QE	808,458	818,626
6.50%, 7/15/31, Remic 2333KA	836,553	846,285
5.50%, 8/15/31, Remic 2672GH	2,000,000	1,909,564
6.00%, 9/15/31, Remic 2365C	405,994	403,178
6.00%, 10/15/31, Remic 2794AZ	1,132,796	1,053,682
5.50%, 11/15/31, Remic 2382DZ	664,843	605,242
5.50%, 8/15/32, Remic 2492Z	3,397,510	3,214,153
6.00%, 8/15/32, Remic 2489PE	500,000	495,237
6.00%, 8/15/32, Remic 2485WG	1,000,000	984,096
6.00%, 2/15/33, Remic 2575QE	1,947,035	1,912,360
6.00%, 1/15/34, Remic 2728DC	1,000,000	987,771
6.00%, 4/15/34, Remic 2778ZT	1,331,998	1,267,835
6.00%, 6/15/34, Remic 2809GJ	1,000,000	972,029
6.00%, 11/15/34, Remic 2881BZ	494,729	466,918

		33,902,283

FEDERAL NATIONAL MORTGAGE ASSOC. (24.0%)
8.25%, 5/1/10, Pool #15569	21,345	21,540
6.80%, 8/27/12	1,100,000	1,111,255
7.00%, 6/25/13, Remic 93-65ZZ	1,221,677	1,237,234
4.00%, 9/29/14	500,000	489,022
7.05%, 10/30/15	1,000,000	1,017,070
6.00%, 2/17/16	500,000	492,672
6.00%, 2/22/16	500,000	492,354
4.00%, 10/12/16	1,000,000	974,367
6.50%, 12/27/16	1,000,000	995,203
5.50%, 3/25/17, Remic 02-11QG	700,000	687,867
5.13%, 9/4/18	200,000	195,397
6.00%, 4/6/20	1,000,000	976,529

6.00%, 5/19/20	750,000	724,672
8.40%, 12/25/21, Remic 91-169M	15,548	16,400
8.00%, 4/25/22, Remic 92-55DZ	926,251	947,488
7.50%, 9/25/22, Remic 92-161H	120,000	124,782
0.00%, 10/25/22, Remic 93-124M	90,139	71,376
7.80%, 10/25/22, Remic G92-57Z	200,767	210,313
7.00%, 2/25/23, Remic 97-61ZC	288,371	296,285
5.00%, 3/25/23, Remic G93-10J	221,203	211,014
7.25%, 4/25/23, Remic G93-15H	190,478	196,424
0.00%, 6/25/23, Remic 93-100K	404,207	346,262
7.00%, 7/25/23, Remic 93-112ZB	1,016,706	1,040,866
6.50%, 12/25/23, Remic 93-223ZA	1,742,208	1,766,408
7.00%, 12/25/23, Remic 93-250DZ	211,718	222,950
7.38%, 4/25/24, Remic 94-65LL	293,000	303,601
7.50%, 4/25/24, Remic 94-61E	296,350	306,409
6.00%, 9/1/25, Pool #344321	525,998	517,796
7.50%, 6/17/26, Remic G96-1PK	364,842	380,730
10.00%, 6/17/27, Remic 97-49B	14,453	15,872
6.00%, 3/18/28, Remic 98-11Z	767,851	768,224
6.50%, 10/25/28, Remic 98-59Z	679,300	677,367
9.00%, 11/25/28, Remic 98-62DC	611,357	674,384
7.50%, 2/25/30, Remic 00-2ZE	980,784	1,019,601
0.00%, 7/25/30, Remic 00-23PO	558,378	442,563
6.50%, 10/25/31, Remic 02-48GF	1,699,426	1,712,207
5.50%, 3/25/32, Remic 03-32PH	1,615,996	1,548,937
6.00%, 10/25/32, Remic 04-45ZL	1,132,796	1,076,903
5.50%, 1/25/33, Remic 04-61EQ	1,000,000	965,775
0.00%, 6/27/36	5,000,000	575,845

		25,851,964

GOVERNMENT NATIONAL MORTGAGE ASSOC. (7.0%)
6.00%, 5/20/23, Remic 04-5VB	1,000,000	996,843
9.50%, 3/20/25, Pool #1977	32,376	35,471
7.50%, 9/17/25, Remic 98-26K	396,674	412,619
7.00%, 2/20/26, Remic 98-22K	334,358	342,294
7.50%, 5/16/27, Remic 97-8PE	126,907	130,385
7.50%, 7/20/27, Remic 97-11D	343,070	352,318
7.00%, 11/20/27, Remic 97-18J	102,802	106,065
8.00%, 9/16/29, Remic 99-31ZC	258,654	278,258
6.50%, 3/20/31, Remic 01-4PM	662,247	670,064
5.25%, 1/16/32, Remic 03-6BE	1,000,000	966,491
5.50%, 4/16/33, Remic 03-83BC	1,000,000	946,462
6.00%, 12/16/33, Remic 03-114Z	2,322,800	2,321,514

		7,558,784

U.S. TREASURY BONDS (4.3%)
9.25%, 2/15/16	3,520,000	4,594,561

U.S. TREASURY STRIPS (4.8%)
0.00%, 2/15/10	6,180,000	5,156,400

Total United States Government & Agency Obligations (Cost $80,500,081)		79,361,229

REPURCHASE AGREEMENT (1.7%)
Bear Stearns & Co., Inc., 5.02%, Due 7/3/06, Repurchase price $1,803,112, Collateralized by $3,605,000 U.S. Treasury Strips, 0.00%, Due 02/15/19 (Value $1,857,080)	1,803,112	1,803,112

Total Repurchase Agreement (Cost $1,803,112)		1,803,112

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING (1.9%)
Bear Stearns & Co., Inc., 5.02%, Due 7/3/06, Repurchase price $2,003,738, Collateralized by $4,005,000 U.S. Treasury Strips, 0.00%, Due 2/15/19 (Value $2,063,136)	2,002,900	2,002,900

Total Repurchase Agreement Held As Collateral For Securities Lending (Cost $2,002,900)		2,002,900

Total Investments (Cost $110,540,942) - 101.2%		$108,887,918

Percentages indicated are based on net assets of $107,633,471.

*	Variable rate security. Rate represents the rate in effect as of June 30, 2006. Maturity reflects final maturity date.
(a)	All or part of this security has been loaned as of June 30, 2006.

Remic - Real Estate Mortgage Investment Conduit

See Notes to Statements of Investments.

RSI Retirement Trust

Intermediate-Term Bond Fund

Statement of Investments

June 30, 2006

(Unaudited)

	Principal Amount	Value
CORPORATE BONDS (10.4%)
Citigroup, Inc., 6.50%, 1/18/11	$500,000	$515,514
Credit Suisse First Boston USA, Inc., 6.50%, 1/15/12	500,000	515,925
General Electric Co., 5.00%, 2/1/13 (a)	1,000,000	957,838
Morgan Stanley, 6.60%, 4/1/12 (a)	450,000	467,127
Old Republic International Corp., 7.00%, 6/15/07	505,000	507,836

Total Corporate Bonds (Cost $3,015,401)		2,964,240

MORTGAGE-BACKED SECURITIES (12.2%)
Bear Stearns Asset Backed Securities, Inc., Remic 06-AC1 21A2, 5.50%, 12/25/35	421,422	415,066
DLJ Acceptance Trust, Remic 89-1F, 11.00%, 8/1/19	21,910	23,611
GSR Mortgage Loan Trust, Remic 04-6F 3A3, 6.50%, 5/25/34	1,200,000	1,196,439
Residential Asset Mortgage Products, Inc., Remic 02-SL1 AI3, 7.00%, 6/25/32	535,663	533,779
Structured Asset Securities Corp., Remic 01-SB1 APO, 0.00%, 8/25/31	353,886	235,549
Structured Asset Securities Corp., Remic 03-21 1A3, 5.50%, 7/25/33	346,035	340,401
Structured Asset Securities Corp., Remic 03-33H 1A1, 5.50%, 10/25/33	140,722	136,941
Washington Mutual, Remic 02-S4 A4, 6.50%, 10/19/29	260,112	260,096
Wells Fargo Mortgage Backed Securities Trust, Remic 04-2 APO, 0.00%, 1/25/19	455,908	348,131

Total Mortgage-Backed Securities (Cost $3,648,525)		3,490,013

UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS (74.9%)
FEDERAL HOME LOAN BANK (10.2%)
4.00%, 8/20/08	400,000	396,696
4.00%, 10/24/11	150,000	145,693
4.00%, 11/18/11	330,000	325,244
5.00%, 11/26/12	614,286	591,214
4.00%, 2/27/14	500,000	490,751
4.15%, 3/16/15	1,000,000	969,300

		2,918,898

FEDERAL HOME LOAN MORTGAGE CORP. (25.0%)
6.50%, 10/15/08, Remic 1587Z	446,489	447,621
6.50%, 11/1/08, Gold Pool #M80719	7,906	7,899
8.00%, 9/1/09, Pool #189332	104,440	104,436
6.05%, 4/12/13, Medium Term Note	100,000	99,201
6.00%, 4/15/13, Remic 2052PL	281,563	282,778
9.00%, 3/15/20, Remic 34D	26,324	26,252
6.00%, 11/1/21, Gold Pool #C90492	135,373	134,972
8.00%, 6/15/22, Remic 1316Z	61,571	63,693
7.00%, 7/15/22, Remic 1311K	100,541	103,795
6.00%, 11/15/23, Remic 1620Z	330,437	328,361

7.00%, 12/15/23, Remic 1695EA	53,898	54,019
8.50%, 9/15/24, Remic 1753D	33,150	34,002
6.50%, 1/15/28, Remic 2036-PG	500,000	504,727
6.50%, 4/15/28, Remic 2053Z	402,030	407,190
5.95%, 5/15/28, Remic 2059Z	410,227	407,425
6.00%, 5/15/28, Remic 3103KW	482,354	481,967
6.75%, 5/15/28, Remic 2057PE	438,992	444,455
7.50%, 5/15/28, Remic 2054PV	226,568	234,148
7.00%, 6/15/28, Remic 2064TE	164,894	169,259
6.25%, 12/15/28, Remic 2108CB	247,358	246,178
6.00%, 3/15/29, Remic 2132PE	793,000	785,358
6.50%, 6/15/31, Remic 2328QE	538,972	545,751
6.50%, 1/15/32, Remic 2407BJ	235,502	240,514
6.00%, 1/15/34, Remic 2728DC	1,000,000	987,771

		7,141,772

FEDERAL NATIONAL MORTGAGE ASSOC. (33.4%)
4.02%, 8/18/08	184,000	178,709
6.50%, 3/25/09, Remic 94-32Z	92,776	92,944
3.50%, 12/1/09	500,000	495,643
5.25%, 1/28/13	600,000	582,852
7.00%, 6/25/13, Remic 93-65ZZ	602,183	609,851
6.50%, 1/1/14, Pool #50848	104,216	105,467
5.00%, 4/11/14	400,000	388,136
4.00%, 9/15/14	350,000	341,940
4.00%, 9/29/14	500,000	489,022
4.00%, 12/30/14	500,000	487,069
5.50%, 12/30/14	400,000	389,154
6.00%, 2/17/16	500,000	492,672
6.00%, 2/22/16	500,000	492,354
6.00%, 9/25/16, Remic 01-53HC	138,798	139,380
6.00%, 2/25/17, Remic 02-2UC	336,624	335,617
0.00%, 3/1/18, Remic 29-1	1,528	1,248
8.60%, 10/25/19, Remic 89-62G	20,162	21,386
7.50%, 9/25/21, Remic 91-113ZE	348,989	362,865
7.50%, 10/25/21, Remic G-41PT	73,397	75,275
7.00%, 1/25/22, Remic G92-15Z	210,407	213,388
8.00%, 1/25/23, Remic 93-4LA	47,674	50,108
0.00%, 4/25/24, Remic 94-76KB	92,988	54,363
9.00%, 6/1/25, Pool # 303437	80,579	87,545
6.00%, 9/1/25, Pool #344321	331,829	326,654
6.00%, 7/25/29, Remic 99-32B	405,034	396,447
6.00%, 10/25/31, Remic 01-53OP	562,749	559,260
5.50%, 3/25/32, Remic 03-32PH	1,000,000	958,502
5.50%, 9/25/32, Remic 03-47PD	338,000	324,025
5.50%, 1/25/33, Remic 04-61EQ	400,000	386,310
7.00%, 1/25/42, Remic 02-14A1	59,038	60,186

		9,498,372

GOVERNMENT NATIONAL MORTGAGE ASSOC. (6.3%)
8.50%, 11/20/26, Series II, Pool #2326	17,586	18,807
8.25%, 6/15/27, Pool #440640	138,631	147,782
8.25%, 9/15/27, Pool #453323	41,795	44,554
8.25%, 12/15/27, Pool #427291	12,988	13,846
6.00%, 6/16/32, Remic 02-41ZD	280,657	276,310
7.00%, 8/16/32, Remic 03-115BV	329,764	345,011
5.50%, 4/16/33, Remic 03-83BC	1,000,000	946,461

		1,792,771

Total United States Government & Agency Obligations (Cost $21,977,076)		21,351,813

REPURCHASE AGREEMENT (1.8%)
Bear Stearns & Co., Inc., 5.02%, Due 7/3/06, Repurchase price $518,622, Collateralized by $1,065,000 U.S. Treasury Strips, 0.00%, Due 2/15/19 (Value $547,825)	518,405	518,405

Total Repurchase Agreement (Cost $518,405)		518,405

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING (0.4%)
Bear Stearns & Co., Inc., 5.02%, Due 7/3/06 Repurchase price $116,858, Collateralized by $240,000 U.S. Treasury Strips, 0.00%, Due 2/15/19 (Value $123,634)	116,809	116,809

Total Repurchase Agreement Held As Collateral For Securities Lending (Cost $116,809)		116,809

Total Investments (Cost $29,276,216) - 99.7%		$28,441,280

Percentages indicated are based on net assets of $28,537,935.

(a)	All or part of this security has been loaned as of June 30, 2006.

Remic - Real Estate Mortgage Investment Conduit

See Notes to Statements of Investments.

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

NOTE 1. GENERAL

Participation in RSI Retirement Trust (“the Trust”) is limited to IRAs and trusts established by eligible employers, which include banks, savings banks, credit unions, savings and loan associations and other organizations. Such trusts are exempt from taxation under Section 501(a) of the Internal Revenue Code (“Code”) and have been established under pension or profit sharing plans that are qualified under Section 401 of the Code (“Participating Plans”).

In order to provide investment products to Participating Plans, the Trust operates, pursuant to an Agreement and Declaration of Trust amended effective as of August 31, 1984 (“Trust Agreement”), as a series fund currently issuing, as of June 30, 2006, six classes of an unlimited number of units of beneficial interest in the Core Equity Fund, Value Equity Fund, Emerging Growth Equity Fund, International Equity Fund, Actively Managed Bond Fund, and Intermediate-Term Bond Fund (“Investment Funds”). The Trust Agreement was amended in 1984 to provide for the continued operation of the Trust as an open-end management investment company under the Investment Company Act of 1940. Retirement System Distributors Inc. (“Distributors”) acts as the primary distributor of the Investment Funds’ units of beneficial interest. Distributors is a wholly-owned subsidiary of Retirement System Group Inc. (“RSGroup®“).

RSGroup® is a full service retirement benefits consulting firm, serving both tax-qualified and non-qualified retirement plans. It provides consulting, administrative, recordkeeping, trust, custodial, distribution and investment advisory services through five wholly-owned subsidiary companies.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES & SECURITIES TRANSACTIONS

A. Securities Valuation. Except for debt securities with remaining maturities of 60 days or less, investments for which market prices are available are valued as follows:

1.	each listed equity security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported closing price or bid price;

2.	United States government and agency obligations and certain other debt obligations are valued based upon bid quotations from various market makers for identical or similar obligations;

3.	short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.

Debt securities with remaining maturities of 60 days or less are valued on the basis of amortized cost. In the absence of an ascertainable market value, investments are valued at their fair value as determined by the officers of the Trust using methods and procedures reviewed and approved by Trust’s Board of Trustees (“Trustees”).

Investments and other assets and liabilities denominated in foreign currencies are translated daily to United States dollars at the prevailing rates of exchange. Purchases and sales of securities, including transaction costs and income receipts, are translated into United States dollars at the prevailing exchange rates on the respective transaction dates. Foreign currency exchange rates are generally determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time). The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The value of the assets of the International Equity Fund and the value of the foreign securities held by the other Investment Funds, as measured in United States dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Occasionally, events affecting the values of such securities and such exchange rates may occur between the close of trading for such securities and the time as of which the value of the Trust’s assets is calculated. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trustees or in accordance with procedures approved by the Trustees.

B. Securities Transactions and Investment Income. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on a specific cost basis. Dividend income is recognized on the ex-dividend date or when the dividend information is known; interest income, including, where applicable, accretion of discount and amortization of premium on investments and zero coupon bonds, is recognized on the interest method. Paydown gains and losses on mortgage-backed securities are recorded as adjustments to interest income.

Unrealized Appreciation (Depreciation)

Net unrealized appreciation (depreciation) on securities consisting of gross unrealized appreciation and gross unrealized depreciation at June 30, 2006 for each of the Investment Funds was as follows:

	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation
Core Equity Fund	$18,914,060	$23,414,511	$(4,500,451)
Value Equity Fund	16,392,470	18,634,661	(2,242,191)
Emerging Growth Equity Fund	10,179,652	12,606,478	(2,426,826)
International Equity Fund	9,481,874	10,982,871	(1,500,997)
Actively Managed Bond Fund	(1,653,024)	1,334,417	(2,987,441)
Intermediate-Term Bond Fund	(834,936)	82,498	(917,434)

C. Repurchase Agreements. The Investment Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Investment Funds’ adviser, subject to the sellers’ agreement to repurchase and the Funds’ agreement to resell such securities at a mutually agreed upon price. The collateral received in the repurchase agreements is deposited with the Investment Funds’ custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying collateral falls below the value of the repurchase price plus accrued interest, the Investment Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Investment Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

D. Securities Lending. The Investment Funds lend their securities to other market participants and receive compensation in the form of fees or they retain a portion of interest on the investment of any cash received as collateral. The Investment Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Investment Funds.

Collateral is recognized as an asset and the obligation to return the collateral is recognized as a liability in all cases where cash collateral is received.

The following summarizes the market value of securities that were on loan to brokers and the value of securities and cash held as collateral for these loans as of June 30, 2006. The cash collateral received was invested into repurchase agreements.

	Value of Securities Loaned	Value of Collateral
Core Equity Fund	$3,683,223	$3,713,784
Value Equity Fund	3,039,871	3,079,509
Emerging Growth Equity Fund	12,689,313	12,893,903
International Equity Fund	497,320	510,658
Actively Managed Bond Fund	1,985,627	2,002,900
Intermediate-Term Bond Fund	113,640	116,809

These securities lending arrangements may result in significant credit exposure in the event the counterparty to the transaction is unable to fulfill its contractual obligations. In accordance with industry practice, the securities lending agreements are generally collateralized by cash or securities with a market value in excess of the Investment Funds’ obligations under the contracts. The Investment Funds attempt to minimize credit risk associated with these activities by monitoring broker credit exposure and collateral values on a daily basis and requiring additional collateral to be deposited with or returned to the Investment Funds when deemed necessary.

E. Financial Futures Contracts. The Investment Funds may enter into financial futures contracts that require initial margin deposits of cash or U.S. government securities equal to approximately 10% of the value of the contract. During the period the financial futures are open, changes in the value of the contracts are recognized by marking-to-market on a daily basis to reflect the market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are made or received to reflect daily unrealized gains or losses. Each Investment Fund is exposed to market risk as a result of movements in securities, values and interest rates.

F. Options Valuation. The Investment Funds may write call options on equity securities. Premiums received for call options written are recorded as a liability and marked-to-market daily to reflect the current value of the option written. If the written option is not exercised prior to expiration, the premium received is treated as a realized gain. If the written option is exercised, the premium received is added to the sale proceeds of the underlying security. For the quarter ended June 30, 2006, the Investment Funds did not write any options on equity securities.

G. Forward Currency Contracts. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by an Investment Fund as unrealized appreciation or depreciation. When the forward is closed, the Investment Fund records a realized gain or loss equal to the fluctuation in value during the period the forward was open. An Investment Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

As of June 30, 2006, the International Equity Fund had outstanding forward currency contracts as set forth below. These contracts are reported in the financial statements as the Fund’s net unrealized depreciation of $51,474, which is the difference between the forward foreign exchange rates at the dates of entry into the contracts, and the forward rates at June 30, 2006.

Currency	Delivery Date	Contract Value	Market Value	Unrealized Appreciation(Depreciation)
Short Contracts
Czech Koruna	09/25/06	$362,585	$387,142	$(24,557)
Euro	07/31/06	1,412,807	1,440,918	(28,111)

Total Short Contracts		$1,775,392	$1,828,060	$(52,668)

Long Contracts
Hungarian Forint	07/03/06	$52,441	$53,635	$1,194

Total Long Contracts		$52,441	$53,635	$1,194

Net Unrealized Depreciation				$(51,474)

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RSI Retirement Trust

By (Signature and Title)*	/s/ William Dannecker, President
William Dannecker, President

Date 8/4/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Dannecker, President
William Dannecker, President

Date 8/4/2006

By (Signature and Title)*	/s/ William J. Pieper, Treasurer
William J. Pieper, Treasurer

Date 8/4/2006

*	Print the name and title of each signing officer under his or her signature.